BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of balances related to the investment in IoT Technology (Details) - IoT Technology Holdings Ltd. $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through profit or loss	$ 1,822	[1]
Liability for deferred consideration	1,500
Deferred income	$ 418	[2]

[1]	The options mentioned above are measured at fair value through profit and loss used the Monte Carlo option pricing model.
[2]	Deferred income represents an advance for providing future services by the Company to IoT Technology.